ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	December 31, 2019	December 31, 2018
Trade payables	$170,940	$165,220
Accrued liabilities	33,821	23,919
	$204,761	$189,139